Finacial Liabilities Value (Details) - Schedule of financial liabilities value - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
		Jun. 30, 2022	Dec. 31, 2021
Schedule Of Financial Liabilities Value Abstract
Non-tradable warrants	[1]	$ 5	$ 196
Non-tradable warrants of SAFE and Convertible Loan investors	[2]	56	1,393
Tradable warrants	[3]	357	1,493
Financial liability	[4]	21	133
Total		$ 439	$ 3,215

[1]	Non-Tradable WarrantsAs part of an agreement signed in 2019, the investors of certain convertibles loan received, upon conversion to shares 756,333 Ordinary Shares to investors and promoters, non-tradable warrants to purchase an additional 169,019 Ordinary Shares upon consummation of an IPO on the Nasdaq. The warrants are exercisable into Ordinary Shares of the Company at an exercise price equal to the initial public offering price and are exercisable for three years after the IPO.The warrants were designated to be measured at fair value through profit or loss.On July 2021, as part of the IPO, the investors received the specified warrants. As of June 30, 2022, the fair value of the warrants were $5.
[2]	Non-tradable warrants, SAFE and Convertible Loan investorsOn July 16, 2021, following the IPO, the Company issued 2,113,905 Ordinary Shares and 1,149,582 non-tradable warrants to investors in connection with the conversion of Company’s CLAs and SAFEs according to their terms, the fair value of the shares was classified as equity with total value of $10,041. The non-tradable warrants were designated to be measured at fair value through profit or loss.The non-tradable warrants fair value as of June 30, 2022 is $56.
[3]	Tradable warrantsThe Company sold 3,345,455 tradable warrants in the IPO. As of June 30, 2022, 1,705,000 tradable warrants were exercised. In October 2021, investors exercised 1,705,000 tradable warrants whereby the Company issued 1,705,000 Ordinary Shares to such investors. The total proceeds received by the Company from this exercise was approximately $9,377. The net proceeds after fees deducting were approximately $8,721.The tradable warrants were designated to be measured at fair value through profit or loss.The tradable warrants fair value as of June 30, 2022, is $357.
[4]	Financial liabilityFinancial liability to pay 7% fees on the fundings that will be received from exercises of tradable warrants.